Current Refund Liabilities - Summary of Movements in Refund Liabilities (Detail) - 12 months ended Dec. 31, 2018 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Disclosure of refund liability [abstract]
Beginning balance	$ 70,156	$ 2,292
Provision	44,950	1,468
Reversal	(7,413)	(242)
Payment	(75,066)	(2,452)
Ending balance	$ 32,627	$ 1,066